PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited)

Voya VACS Series HYB Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 93.6%
Basic Materials : 5.3%
1,220,000
(1)
Avient Corp., 6.250%,
11/01/2031 $ 1,254,730
0.4
600,000
(1)
Axalta Coating Systems
Dutch Holding B BV,
7.250%,
02/15/2031 633,519
0.2
765,000
(1)
Axalta Coating
Systems LLC, 3.375%,
02/15/2029 738,459
0.3
700,000
(1)
Capstone Copper Corp.,
6.750%,
03/31/2033 727,024
0.2
965,000
(2)
Celanese US Holdings
LLC, 6.750%,
04/15/2033 960,810
0.3
720,000
(1)
Chemours Co., 5.750%,
11/15/2028 700,805
0.2
840,000
(1)
Chemours Co., 8.000%,
01/15/2033 814,092
0.3
1,365,000
(1)
Cleveland-Cliffs, Inc.,
4.625%,
03/01/2029 1,345,285
0.5
865,000
(1)
Cleveland-Cliffs, Inc.,
7.625%,
01/15/2034 904,605
0.3
470,000
(1)
Commercial Metals Co.,
5.750%,
11/15/2033 480,863
0.2
650,000
(1)
Commercial Metals Co.,
6.000%,
12/15/2035 666,728
0.2
1,250,000
(1)
Constellium SE,
5.625%,
06/15/2028 1,250,727
0.4
1,865,000
(1)
New Gold, Inc., 6.875%,
04/01/2032 1,988,215
0.7
480,000
(1)
NOVA Chemicals Corp.,
7.000%,
12/01/2031 512,824
0.2
735,000
(1)
Novelis Corp., 3.875%,
08/15/2031 670,543
0.2
430,000
(1)
Novelis Corp., 4.750%,
01/30/2030 415,879
0.1
790,000
(1)
Nufarm Australia Ltd. /
Nufarm Americas, Inc.,
5.000%,
01/27/2030 727,522
0.2
655,000
(2)
Olin Corp., 5.000%,
02/01/2030 644,634
0.2
480,000
(1)
SPCM SA, 3.125%,
03/15/2027 472,009
0.2
15,909,273
5.3
Communications : 10.6%
1,130,000
(1)
Arches Buyer, Inc.,
4.250%,
06/01/2028 1,109,889
0.4
210,000
(1)(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.250%,
01/15/2034 178,757
0.1
2,235,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
08/15/2030 2,105,754
0.7
1,935,000  CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
05/01/2032 1,737,983
0.6
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
1,815,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.000%,
02/01/2028 $ 1,801,655
0.6
615,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.125%,
05/01/2027 614,511
0.2
215,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.500%,
05/01/2026 215,463
0.1
960,000
(1)
Cipher Compute LLC,
7.125%,
11/15/2030 978,944
0.3
2,175,000
(1)
Directv Financing LLC,
8.875%,
02/01/2030 2,203,371
0.7
597,000
(1)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 5.875%,
08/15/2027 600,839
0.2
810,000
(1)
GCI LLC, 4.750%,
10/15/2028 790,721
0.3
1,265,000
(1)
Gen Digital, Inc.,
6.250%,
04/01/2033 1,309,833
0.4
890,000
(1)
Gray Media, Inc.,
9.625%,
07/15/2032 924,286
0.3
950,000  Lamar Media Corp.,
4.000%,
02/15/2030 921,282
0.3
345,000
(1)
Level 3 Financing, Inc.,
4.875%,
06/15/2029 336,806
0.1
890,000
(1)
Level 3 Financing, Inc.,
6.875%,
06/30/2033 911,447
0.3
1,635,000
(1)
Match Group Holdings
II LLC, 4.625%,
06/01/2028 1,628,130
0.5
960,000
(1)
Nexstar Media, Inc.,
4.750%,
11/01/2028 953,544
0.3
1,150,000
(1)
Outfront Media Capital
LLC / Outfront Media
Capital Corp., 4.625%,
03/15/2030 1,125,514
0.4
205,000
(1)
Sirius XM Radio, Inc.,
3.125%,
09/01/2026 203,833
0.1
2,700,000
(1)
Sirius XM Radio, Inc.,
5.000%,
08/01/2027 2,715,863
0.9
1,295,000
(1)
Snap, Inc., 6.875%,
03/15/2034 1,334,358
0.5
1,285,000
(1)
Stagwell Global LLC,
5.625%,
08/15/2029 1,254,048
0.4
1,025,000
(1)
Versant Media
Group, Inc., 7.250%,
01/30/2031 1,058,061
0.4
645,000
(1)
Viavi Solutions, Inc.,
3.750%,
10/01/2029 617,994
0.2
1,390,000
(1)
Virgin Media Vendor
Financing Notes
IV DAC, 5.000%,
07/15/2028 1,364,724
0.5

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
400,000
(1)
Vmed O2 UK Financing
I PLC, 4.750%,
07/15/2031 $ 369,599
0.1
1,000,000
(1)
Vmed O2 UK Financing
I PLC, 6.750%,
01/15/2033 992,285
0.3
1,220,000
(1)
WULF Compute LLC,
7.750%,
10/15/2030 1,257,830
0.4
31,617,324
10.6
Consumer, Cyclical : 16.5%
1,220,000
(1)
1011778 BC ULC /
New Red Finance, Inc.,
6.125%,
06/15/2029 1,253,759
0.4
975,000
(1)
Acushnet Co., 5.625%,
12/01/2033 988,392
0.3
565,000
(1)
Adient Global
Holdings Ltd., 7.500%,
02/15/2033 583,538
0.2
510,000
(1)(2)
Adient Global
Holdings Ltd., 8.250%,
04/15/2031 536,565
0.2
775,000
(1)
Advance Auto
Parts, Inc., 7.000%,
08/01/2030 782,107
0.3
620,000
(1)
Advance Auto
Parts, Inc., 7.375%,
08/01/2033 622,902
0.2
610,000
(1)
Allison Transmission,
Inc., 5.875%,
06/01/2029 621,192
0.2
605,000
(1)
Allison Transmission,
Inc., 5.875%,
12/01/2033 614,113
0.2
930,000
(1)
American Airlines, Inc.,
7.250%,
02/15/2028 951,205
0.3
61,667
(1)
American Airlines, Inc./
AAdvantage Loyalty
IP Ltd., 5.500%,
04/20/2026 61,786
0.0
1,005,000
(1)
American Axle &
Manufacturing, Inc.,
7.750%,
10/15/2033 1,024,234
0.4
1,575,000  Bath & Body Works,
Inc., 6.750%,
07/01/2036 1,565,231
0.5
970,000
(1)
Caesars Entertainment,
Inc., 4.625%,
10/15/2029 931,097
0.3
1,535,000
(1)
Caesars Entertainment,
Inc., 7.000%,
02/15/2030 1,590,455
0.5
1,220,000
(1)
Carnival Corp., 5.750%,
08/01/2032 1,253,588
0.4
985,000
(1)
Cinemark USA, Inc.,
7.000%,
08/01/2032 1,022,831
0.3
1,170,000
(1)
Clarios Global L.P. /
Clarios US Finance Co.,
6.750%,
09/15/2032 1,213,977
0.4
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
735,000
(1)
eG Global Finance PLC,
12.000%,
11/30/2028 $ 799,681
0.3
590,000
(1)
Gap, Inc., 3.625%,
10/01/2029 560,157
0.2
780,000
(1)
Gap, Inc., 3.875%,
10/01/2031 721,869
0.2
810,000
(1)
Garrett Motion Holdings,
Inc. / Garrett LX I Sarl,
7.750%,
05/31/2032 861,491
0.3
875,000
(1)
Gates Corp., 6.875%,
07/01/2029 909,764
0.3
810,000  Goodyear Tire &
Rubber Co., 6.625%,
07/15/2030 830,072
0.3
420,000
(1)
Hilton Domestic
Operating Co., Inc.,
5.750%,
09/15/2033 430,046
0.2
470,000
(1)
Hilton Domestic
Operating Co., Inc.,
5.875%,
04/01/2029 481,454
0.2
915,000
(1)
Hilton Domestic
Operating Co., Inc.,
5.875%,
03/15/2033 944,844
0.3
746,000
(1)
Installed Building
Products, Inc., 5.750%,
02/01/2028 749,267
0.3
1,485,000
(1)
International Game
Technology PLC,
5.250%,
01/15/2029 1,486,855
0.5
960,000
(1)
Light & Wonder
International, Inc.,
6.250%,
10/01/2033 972,353
0.3
545,000
(1)
Light & Wonder
International, Inc.,
7.500%,
09/01/2031 569,678
0.2
255,000  Macy's Retail Holdings
LLC, 4.500%,
12/15/2034 231,715
0.1
119,000
(1)
Macy's Retail Holdings
LLC, 5.875%,
03/15/2030 120,193
0.0
715,000
(1)
Macy's Retail Holdings
LLC, 6.125%,
03/15/2032 724,552
0.2
480,000  MGM Resorts
International, 4.750%,
10/15/2028 479,790
0.2
530,000  MGM Resorts
International, 6.500%,
04/15/2032 546,377
0.2
915,000  Murphy Oil USA, Inc.,
4.750%,
09/15/2029 912,888
0.3
150,000  Murphy Oil USA, Inc.,
5.625%,
05/01/2027 150,269
0.1
910,000
(1)
NCL Corp. Ltd.,
5.875%,
01/15/2031 907,071
0.3
1,285,000
(1)
NCL Corp. Ltd.,
6.750%,
02/01/2032 1,316,530
0.4
590,000  Newell Brands, Inc.,
6.375%,
09/15/2027 595,057
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
690,000
(2)
Newell Brands, Inc.,
6.625%,
05/15/2032 $ 670,357
0.2
685,000
(1)
Newell Brands, Inc.,
8.500%,
06/01/2028 719,146
0.2
975,000  Sally Holdings LLC
/ Sally Capital, Inc.,
6.750%,
03/01/2032 1,019,356
0.3
1,140,000
(1)
Scientific Games
Holdings L.P./Scientific
Games US FinCo, Inc.,
6.625%,
03/01/2030 1,013,996
0.3
1,165,000
(1)
SeaWorld Parks &
Entertainment, Inc.,
5.250%,
08/15/2029 1,135,606
0.4
1,465,000
(1)(2)
Station Casinos LLC,
4.500%,
02/15/2028 1,453,760
0.5
790,000
(1)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 740,396
0.3
570,000
(1)
Tempur Sealy
International, Inc.,
4.000%,
04/15/2029 556,163
0.2
710,000
(1)
Tenneco, Inc., 8.000%,
11/17/2028 712,755
0.2
1,070,000
(1)(2)
Victoria's Secret & Co.,
4.625%,
07/15/2029 1,038,663
0.4
1,145,000
(1)
Viking Cruises Ltd.,
5.875%,
10/15/2033 1,163,266
0.4
375,000
(1)
Viking Cruises Ltd.,
7.000%,
02/15/2029 378,514
0.1
1,075,000
(1)
Voyager Parent LLC,
9.250%,
07/01/2032 1,141,361
0.4
3,280,000  Warnermedia
Holdings, Inc., 4.279%,
03/15/2032 2,883,350
1.0
1,120,000
(1)(2)
Wynn Resorts Finance
LLC / Wynn Resorts
Capital Corp., 6.250%,
03/15/2033 1,145,867
0.4
1,495,000  Yum! Brands, Inc.,
3.625%,
03/15/2031 1,415,887
0.5
49,107,388
16.5
Consumer, Non-cyclical : 19.4%
1,110,000
(1)
Acadia Healthcare
Co., Inc., 5.500%,
07/01/2028 1,104,956
0.4
1,070,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
5.750%,
03/31/2034 1,075,666
0.4
1,280,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
5.875%,
02/15/2028 1,289,271
0.4
1,315,000
(1)
Albion Financing 1 Sarl /
Aggreko Holdings, Inc.,
7.000%,
05/21/2030 1,377,799
0.5
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
500,000
(1)
Allied Universal Holdco
LLC/Allied Universal
Finance Corp./Atlas
Luxco 4 Sarl, 4.625%,
06/01/2028 $ 492,313
0.2
1,155,000
(1)
Allied Universal Holdco
LLC/Allied Universal
Finance Corp./Atlas
Luxco 4 Sarl, 4.625%,
06/01/2028 1,139,884
0.4
395,000
(1)
APi Group DE, Inc.,
4.125%,
07/15/2029 385,932
0.1
425,000
(1)
APi Group DE, Inc.,
4.750%,
10/15/2029 418,019
0.1
279,000
(1)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 5.750%,
07/15/2027 280,530
0.1
1,240,000
(1)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 8.000%,
02/15/2031 1,275,262
0.4
1,045,000
(1)
Bausch & Lomb
Escrow Corp., 8.375%,
10/01/2028 1,092,025
0.4
1,020,000
(1)
BellRing Brands, Inc.,
7.000%,
03/15/2030 1,055,344
0.4
935,000
(1)
Belron UK Finance
PLC, 5.750%,
10/15/2029 955,299
0.3
710,000
(1)
Brink's Co., 6.500%,
06/15/2029 735,610
0.2
270,000
(1)
Brink's Co., 6.750%,
06/15/2032 282,661
0.1
670,000
(1)
CHS/Community Health
Systems, Inc., 5.250%,
05/15/2030 630,465
0.2
340,000
(1)
CHS/Community Health
Systems, Inc., 6.000%,
01/15/2029 341,227
0.1
1,050,000
(1)
Cimpress PLC, 7.375%,
09/15/2032 1,072,317
0.4
1,110,000
(1)
Concentra Escrow
Issuer Corp., 6.875%,
07/15/2032 1,162,230
0.4
1,020,000
(1)
CPI CG, Inc., 10.000%,
07/15/2029 1,085,771
0.4
820,000
(1)
DaVita, Inc., 3.750%,
02/15/2031 759,224
0.3
1,295,000
(1)
DaVita, Inc., 4.625%,
06/01/2030 1,260,119
0.4
425,000
(1)
DaVita, Inc., 6.750%,
07/15/2033 441,011
0.1
1,140,000
(1)(2)
Embecta Corp.,
5.000%,
02/15/2030 1,090,567
0.4
1,315,000
(1)
EquipmentShare.
com, Inc., 8.000%,
03/15/2033 1,385,325
0.5
1,220,000
(1)
Fiesta Purchaser, Inc.,
7.875%,
03/01/2031 1,277,916
0.4

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
600,000
(1)
Genmab A/S/Genmab
Finance LLC, 6.250%,
12/15/2032 $ 615,325
0.2
1,000,000
(1)
Genmab A/S/Genmab
Finance LLC, 7.250%,
12/15/2033 1,051,252
0.3
1,065,000
(1)
Global Medical
Response, Inc.,
7.375%,
10/01/2032 1,109,068
0.4
1,065,000
(1)
Herc Holdings, Inc.,
7.000%,
06/15/2030 1,121,470
0.4
555,000
(1)(2)
Herc Holdings, Inc.,
7.250%,
06/15/2033 588,841
0.2
1,130,000
(1)
Insulet Corp., 6.500%,
04/01/2033 1,182,225
0.4
1,200,000
(1)
Jazz Securities DAC,
4.375%,
01/15/2029 1,184,408
0.4
380,000
(1)
LifePoint Health, Inc.,
8.375%,
02/15/2032 412,788
0.1
1,465,000
(1)
LifePoint Health, Inc.,
9.875%,
08/15/2030 1,579,187
0.5
2,640,000
(1)
Medline Borrower L.P.,
5.250%,
10/01/2029 2,655,829
0.9
1,500,000
(1)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 5.125%,
04/30/2031 1,243,403
0.4
200,000
(1)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 6.750%,
05/15/2034 180,146
0.1
710,000  Perrigo Finance
Unlimited Co. USD,
6.125%,
09/30/2032 692,106
0.2
1,205,000
(1)
Post Holdings, Inc.,
4.625%,
04/15/2030 1,174,368
0.4
405,000
(1)
Post Holdings, Inc.,
6.250%,
10/15/2034 407,629
0.1
850,000
(1)
Post Holdings, Inc.,
6.375%,
03/01/2033 859,333
0.3
685,000
(1)
Primo Water Holdings,
Inc. / Triton Water
Holdings, Inc., 6.250%,
04/01/2029 690,863
0.2
1,220,000
(1)
Raven Acquisition
Holdings LLC, 6.875%,
11/15/2031 1,258,285
0.4
1,115,000
(1)
Select Medical Corp.,
6.250%,
12/01/2032 1,091,013
0.4
575,000
(2)
Service Corp.
International, 5.125%,
06/01/2029 579,284
0.2
635,000  Service Corp.
International, 5.750%,
10/15/2032 647,059
0.2
1,165,000
(1)
Shift4 Payments LLC
/ Shift4 Payments
Finance Sub, Inc.,
6.750%,
08/15/2032 1,203,546
0.4
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,480,000
(1)
Simmons Foods, Inc./
Simmons Prepared
Foods, Inc./Simmons
Pet Food, Inc./Simmons
Feed, 4.625%,
03/01/2029 $ 1,427,438
0.5
1,045,000
(1)
Sotera Health
Holdings LLC, 7.375%,
06/01/2031 1,097,325
0.4
760,000
(1)
Star Parent, Inc.,
9.000%,
10/01/2030 812,028
0.3
795,000  Tenet Healthcare Corp.,
5.125%,
11/01/2027 799,497
0.3
1,525,000
(1)
Tenet Healthcare Corp.,
6.000%,
11/15/2033 1,571,084
0.5
907,000  Tenet Healthcare Corp.,
6.125%,
10/01/2028 911,609
0.3
1,600,000  Tenet Healthcare Corp.,
6.125%,
06/15/2030 1,639,269
0.5
850,000  United Rentals North
America, Inc., 4.875%,
01/15/2028 850,587
0.3
310,000
(1)
United Rentals North
America, Inc., 6.125%,
03/15/2034 323,306
0.1
710,000
(1)
US Foods, Inc., 5.750%,
04/15/2033 723,855
0.2
985,000
(1)
Wand NewCo 3, Inc.,
7.625%,
01/30/2032 1,042,948
0.3
410,000
(1)
Williams Scotsman
International, Inc.,
4.625%,
08/15/2028 410,155
0.1
1,095,000
(1)
Williams Scotsman,
Inc., 6.625%,
04/15/2030 1,135,629
0.4
240,000
(1)
Williams Scotsman,
Inc., 7.375%,
10/01/2031 250,876
0.1
57,989,777
19.4
Energy : 9.8%
720,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.375%,
06/15/2029 720,476
0.3
965,000
(1)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.250%,
04/01/2028 971,445
0.3
1,540,000
(1)
Ascent Resources Utica
Holdings LLC / ARU
Finance Corp., 5.875%,
06/30/2029 1,550,022
0.5
855,000
(1)
Civitas Resources, Inc.,
8.750%,
07/01/2031 888,047
0.3
1,190,000
(1)
Crescent Energy
Finance LLC, 7.625%,
04/01/2032 1,154,535
0.4

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
695,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 7.125%,
06/01/2028 $ 699,347
0.2
895,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 8.625%,
03/15/2029 938,675
0.3
400,000
(1)
Earthstone Energy
Holdings LLC, 8.000%,
04/15/2027 406,602
0.1
1,075,000
(1)
Global Partners L.P.
/ GLP Finance Corp.,
8.250%,
01/15/2032 1,136,604
0.4
360,000
(1)
Harvest Midstream
I L.P., 7.500%,
09/01/2028 365,599
0.1
350,000
(1)
Harvest Midstream
I L.P., 7.500%,
05/15/2032 365,102
0.1
515,000
(1)
Hess Midstream
Operations L.P.,
5.500%,
10/15/2030 523,392
0.2
615,000
(1)
Hess Midstream
Operations L.P.,
5.875%,
03/01/2028 628,763
0.2
500,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
04/15/2030 487,807
0.2
230,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
02/01/2031 219,538
0.1
505,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.250%,
04/15/2032 477,165
0.2
150,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.875%,
05/15/2034 140,765
0.1
505,000
(1)
Howard Midstream
Energy Partners LLC,
7.375%,
07/15/2032 533,196
0.2
1,465,000
(1)
Kinetik Holdings L.P.,
5.875%,
06/15/2030 1,479,020
0.5
1,130,000
(1)
Kodiak Gas Services
LLC, 7.250%,
02/15/2029 1,176,270
0.4
1,065,000
(1)
Northern Oil and
Gas, Inc., 8.750%,
06/15/2031 1,076,550
0.4
850,000
(1)
Northriver Midstream
Finance L.P., 6.750%,
07/15/2032 866,803
0.3
835,000
(1)
Permian Resources
Operating LLC, 5.875%,
07/01/2029 842,641
0.3
380,000
(1)
Permian Resources
Operating LLC, 6.250%,
02/01/2033 389,979
0.1
390,000  SM Energy Co.,
6.625%,
01/15/2027 392,653
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
235,000
(1)
SM Energy Co.,
7.000%,
08/01/2032 $ 231,169
0.1
1,525,000
(1)
Summit Midstream
Holdings LLC, 8.625%,
10/31/2029 1,582,307
0.5
985,000
(1)
Sunoco L.P., 5.875%,
03/15/2034 985,376
0.3
950,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
04/30/2030 928,373
0.3
910,000
(1)
Transocean
International Ltd.,
7.875%,
10/15/2032 954,714
0.3
117,381
(1)
Transocean Titan
Financing Ltd., 8.375%,
02/01/2028 119,962
0.0
1,310,000
(1)
Venture Global
LNG, Inc., 7.000%,
01/15/2030 1,261,719
0.4
1,405,000
(1)
Venture Global
LNG, Inc., 8.125%,
06/01/2028 1,423,888
0.5
1,465,000
(1)
Venture Global
LNG, Inc., 8.375%,
06/01/2031 1,457,684
0.5
985,000
(1)
Venture Global
Plaquemines LNG LLC,
6.500%,
01/15/2034 1,009,379
0.3
980,000
(1)
Venture Global
Plaquemines LNG LLC,
6.750%,
01/15/2036 1,004,265
0.3
29,389,832
9.8
Financial : 11.3%
280,000
(1)
Acrisure LLC / Acrisure
Finance, Inc., 6.750%,
07/01/2032 289,671
0.1
1,330,000
(1)
Acrisure LLC / Acrisure
Finance, Inc., 7.500%,
11/06/2030 1,390,473
0.5
700,000
(1)
AG Issuer LLC, 6.250%,
03/01/2028 705,487
0.2
2,090,000
(1)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 6.500%,
10/01/2031 2,156,748
0.7
625,000
(2)
Ally Financial, Inc.,
6.700%,
02/14/2033 653,838
0.2
1,400,000
(1)
Burford Capital Global
Finance LLC, 6.875%,
04/15/2030 1,370,715
0.5
1,260,000
(1)
Focus Financial
Partners LLC, 6.750%,
09/15/2031 1,296,160
0.4
355,000
(1)
Freedom Mortgage
Corp., 6.625%,
01/15/2027 357,594
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
700,000
(1)
Freedom Mortgage
Corp., 12.250%,
10/01/2030 $ 776,852
0.3
895,000
(1)
Freedom Mortgage
Holdings LLC, 8.375%,
04/01/2032 942,829
0.3
1,650,000
(1)
Icahn Enterprises L.P.
/ Icahn Enterprises
Finance Corp.,
10.000%,
11/15/2029 1,650,899
0.5
1,880,000
(1)
Iron Mountain, Inc.,
5.250%,
07/15/2030 1,858,727
0.6
575,000
(1)
Iron Mountain, Inc.,
6.250%,
01/15/2033 580,185
0.2
385,000
(1)
Jane Street Group /
JSG Finance, Inc.,
4.500%,
11/15/2029 380,778
0.1
1,435,000
(1)
Jane Street Group /
JSG Finance, Inc.,
6.125%,
11/01/2032 1,461,160
0.5
825,000
(1)
Midcap Financial
Issuer Trust, 5.625%,
01/15/2030 774,662
0.3
780,000
(1)
Midcap Financial
Issuer Trust, 6.500%,
05/01/2028 779,138
0.3
990,000  Navient Corp., 4.875%,
03/15/2028 979,686
0.3
1,660,000  OneMain Finance
Corp., 5.375%,
11/15/2029 1,662,019
0.5
885,000  OneMain Finance
Corp., 6.500%,
03/15/2033 895,731
0.3
100,000  OneMain Finance
Corp., 7.125%,
03/15/2026 101,044
0.0
1,650,000
(1)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 1,710,849
0.6
1,385,000
(1)
Park Intermediate
Holdings LLC / PK
Domestic Property LLC
/ PK Finance Co-Issuer,
7.000%,
02/01/2030 1,426,633
0.5
895,000
(1)
PennyMac Financial
Services, Inc., 6.875%,
02/15/2033 934,964
0.3
895,000
(1)
PennyMac Financial
Services, Inc., 7.875%,
12/15/2029 952,891
0.3
840,000
(1)
PRA Group, Inc.,
5.000%,
10/01/2029 790,638
0.3
515,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 6.500%,
04/01/2032 534,452
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
500,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 6.500%,
06/15/2033 $ 521,783
0.2
895,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 7.250%,
07/15/2028 923,516
0.3
220,000
(1)
RLJ Lodging Trust L.P.,
3.750%,
07/01/2026 219,454
0.1
1,265,000
(1)
Rocket Cos., Inc.,
6.125%,
08/01/2030 1,308,331
0.4
1,595,000
(1)
Rocket Cos., Inc.,
6.375%,
08/01/2033 1,664,971
0.6
595,000
(1)
Starwood Property
Trust, Inc., 6.500%,
07/01/2030 622,741
0.2
1,020,000
(1)
VFH Parent LLC / Valor
Co-Issuer, Inc., 7.500%,
06/15/2031 1,070,869
0.4
33,746,488
11.3
Industrial : 13.0%
785,000
(1)
AAR Escrow Issuer
LLC, 6.750%,
03/15/2029 812,754
0.3
990,000
(1)
AmeriTex HoldCo
Intermediate LLC,
7.625%,
08/15/2033 1,045,221
0.4
665,000
(1)
Amsted Industries, Inc.,
6.375%,
03/15/2033 687,557
0.2
750,000
(1)
Arcosa, Inc., 6.875%,
08/15/2032 793,496
0.3
890,000
(1)
Bombardier, Inc.,
6.750%,
06/15/2033 941,830
0.3
800,000
(1)
Bombardier, Inc.,
7.500%,
02/01/2029 834,773
0.3
1,655,000
(1)
Builders FirstSource,
Inc., 6.375%,
06/15/2032 1,716,037
0.6
1,020,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 1,018,037
0.3
1,295,000
(1)
Chart Industries, Inc.,
7.500%,
01/01/2030 1,351,326
0.5
990,000
(1)
Clean Harbors, Inc.,
6.375%,
02/01/2031 1,020,694
0.4
1,480,000
(1)
Clydesdale Acquisition
Holdings, Inc., 6.750%,
04/15/2032 1,522,838
0.5
280,000
(1)
Clydesdale Acquisition
Holdings, Inc., 8.750%,
04/15/2030 284,873
0.1
680,000
(1)
Crown Americas LLC,
5.875%,
06/01/2033 696,037
0.2
1,715,000
(1)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 1,788,337
0.6

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
865,000
(1)
Energizer Holdings,
Inc., 4.750%,
06/15/2028 $ 858,658
0.3
855,000
(1)
Energizer Holdings,
Inc., 6.000%,
09/15/2033 821,188
0.3
1,245,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 5.500%,
05/01/2028 1,248,791
0.4
405,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 5.875%,
04/15/2033 411,934
0.1
625,000
(1)
GFL Environmental,
Inc., 4.000%,
08/01/2028 616,828
0.2
858,000
(1)
GFL Environmental,
Inc., 4.375%,
08/15/2029 844,334
0.3
445,000
(1)
Global Infrastructure
Solutions, Inc., 5.625%,
06/01/2029 447,075
0.2
640,000
(1)
Global Infrastructure
Solutions, Inc., 7.500%,
04/15/2032 685,727
0.2
1,410,000
(1)
Imola Merger Corp.,
4.750%,
05/15/2029 1,392,882
0.5
120,000
(1)
Owens-Brockway Glass
Container, Inc., 6.625%,
05/13/2027 120,514
0.0
1,290,000
(1)(2)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 1,318,415
0.4
1,960,000
(1)
Quikrete Holdings, Inc.,
6.375%,
03/01/2032 2,041,409
0.7
640,000
(1)
Sealed Air Corp.,
4.000%,
12/01/2027 637,220
0.2
650,000
(1)
Sealed Air Corp/Sealed
Air Corp. US, 6.125%,
02/01/2028 661,142
0.2
1,225,000
(1)
Sensata Technologies,
Inc., 3.750%,
02/15/2031 1,150,344
0.4
1,505,000
(1)
Smyrna Ready Mix
Concrete LLC, 8.875%,
11/15/2031 1,610,904
0.5
760,000
(1)
Standard Industries,
Inc., 3.375%,
01/15/2031 698,676
0.2
1,060,000
(1)
Standard Industries,
Inc., 4.375%,
07/15/2030 1,023,308
0.4
1,130,000
(1)
Stonepeak Nile
Parent LLC, 7.250%,
03/15/2032 1,197,219
0.4
715,000
(1)
Terex Corp., 6.250%,
10/15/2032 734,095
0.3
695,000
(1)
TransDigm, Inc.,
6.000%,
01/15/2033 711,875
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
335,000
(1)
TransDigm, Inc.,
6.250%,
01/31/2034 $ 347,797
0.1
590,000
(1)
TransDigm, Inc.,
6.375%,
05/31/2033 605,816
0.2
1,110,000
(1)
TransDigm, Inc.,
6.625%,
03/01/2032 1,156,253
0.4
970,000
(1)
TransDigm, Inc.,
6.750%,
01/31/2034 1,011,050
0.3
875,000
(1)
Waste Pro USA, Inc.,
7.000%,
02/01/2033 902,839
0.3
985,000
(1)
Weekley Homes LLC /
Weekley Finance Corp.,
4.875%,
09/15/2028 972,180
0.3
38,742,283
13.0
Technology : 5.0%
930,000
(1)
Amentum Escrow Corp.,
7.250%,
08/01/2032 980,851
0.3
930,000
(1)
CACI International, Inc.,
6.375%,
06/15/2033 963,414
0.3
2,120,000
(1)
Cloud Software
Group, Inc., 6.500%,
03/31/2029 2,149,146
0.7
970,000
(1)
Cloud Software
Group, Inc., 6.625%,
08/15/2033 961,927
0.3
1,265,000
(1)(2)
CoreWeave, Inc.,
9.250%,
06/01/2030 1,177,472
0.4
670,000
(1)
Entegris Escrow Corp.,
5.950%,
06/15/2030 683,906
0.2
590,000
(1)
Entegris, Inc., 3.625%,
05/01/2029 569,028
0.2
565,000
(1)
Fair Isaac Corp.,
6.000%,
05/15/2033 582,137
0.2
1,025,000
(1)
Fortress Intermediate
3, Inc., 7.500%,
06/01/2031 1,070,807
0.4
960,000
(1)
McAfee Corp., 7.375%,
02/15/2030 838,217
0.3
970,000
(1)
NCR Atleos Escrow
Corp., 9.500%,
04/01/2029 1,053,377
0.4
570,000
(1)
Open Text Corp.,
3.875%,
12/01/2029 541,731
0.2
1,070,000
(1)
Open Text Holdings,
Inc., 4.125%,
02/15/2030 1,023,440
0.3
1,040,000
(1)
Playtika Holding Corp.,
4.250%,
03/15/2029 933,533
0.3
1,340,000
(1)
UKG, Inc., 6.875%,
02/01/2031 1,378,583
0.5
14,907,569
5.0
Utilities : 2.7%
930,000
(1)
Alpha Generation LLC,
6.750%,
10/15/2032 963,233
0.3
340,000
(1)
Calpine Corp., 4.500%,
02/15/2028 340,385
0.1
721,000
(1)
Calpine Corp., 5.000%,
02/01/2031 735,318
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
630,000
(1)
Calpine Corp., 5.125%,
03/15/2028 $ 631,002
0.2
1,020,000
(1)
Lightning Power LLC,
7.250%,
08/15/2032 1,085,194
0.4
830,000
(1)
NRG Energy, Inc.,
3.625%,
02/15/2031 776,094
0.3
280,000
(1)
NRG Energy, Inc.,
6.000%,
02/01/2033 286,100
0.1
345,000
(1)
NRG Energy, Inc.,
6.250%,
11/01/2034 354,644
0.1
1,220,000
(1)
Talen Energy Supply
LLC, 6.250%,
02/01/2034 1,244,868
0.4
325,000
(1)
Vistra Operations
Co. LLC, 4.375%,
05/01/2029 321,080
0.1
210,000
(1)
Vistra Operations
Co. LLC, 5.625%,
02/15/2027 210,190
0.1
925,000
(1)
Vistra Operations
Co. LLC, 7.750%,
10/15/2031 980,174
0.3
7,928,282
2.7
Total Corporate Bonds/
Notes
(Cost $274,062,302)
279,338,216
93.6
BANK LOANS : 0.3%
Consumer, Non-cyclical : 0.3%
1,025,000
(3)
Camelot US Acquisition
I Co., Term Loan B-1,
01/31/2031 1,013,469
0.3
Total Bank Loans
(Cost $1,012,545)
1,013,469
0.3
Total Long-Term
Investments
(Cost $275,074,847)
280,351,685
93.9
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 6.5%
Commercial Paper : 2.7%
2,000,000  HSBC USA, Inc.,
3.900
%,
01/15/2026 1,996,803
0.7
2,500,000
Oracle Corp.,
3.900
%,
01/16/2026 2,495,734
0.8
3,500,000  Southern Powern Co.,
3.960
%,
01/08/2026 3,496,962
1.2
Total Commercial Paper
(Cost $7,990,516)
7,989,499
2.7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements : 2.0%
1,444,290
(4)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
12/31/2025, 3.850%,
due 01/02/2026
(Repurchase
Amount $1,444,595,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.000%-
7.003%, Market Value
plus accrued interest
$1,473,176, due
12/01/30-11/20/75)
$ 1,444,290
0.5
1,536,479
(4)
Citadel Securities
LLC, Repurchase
Agreement dated
12/31/2025, 3.940%,
due 01/02/2026
(Repurchase
Amount $1,536,811,
collateralized by various
U.S. Government
Securities, 0.000%-
5.250%, Market Value
plus accrued interest
$1,567,643, due
01/31/26-11/15/55)
1,536,479
0.5
1,444,290
(4)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
12/31/2025, 3.820%,
due 01/02/2026
(Repurchase
Amount $1,444,592,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.125%-
6.500%, Market Value
plus accrued interest
$1,473,176, due
10/15/26-12/20/55)
1,444,290
0.5
386,784
(4)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
12/31/2025, 3.840%,
due 01/02/2026
(Repurchase Amount
$386,865, collateralized
by various U.S.
Government Securities,
0.625%-4.875%, Market
Value plus accrued
interest $394,520, due
04/30/26-11/15/34)
386,784
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,156,941
(4)
Nomura Securities
International,
Inc., Repurchase
Agreement dated
12/31/2025, 3.830%,
due 01/02/2026
(Repurchase
Amount $1,157,184,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
6.500%, Market Value
plus accrued interest
$1,180,080, due
01/15/26-03/15/67)
$ 1,156,941
0.4
Total Repurchase
Agreements
(Cost $5,968,784)
5,968,784
2.0
Time Deposits : 0.2%
100,000
(4)
Landesbank
Hessen Thueringen
Girozentrale,
3.640
%,
01/02/2026 100,000
0.0
100,000
(4)
Mizuho Bank Ltd.,
3.640
%,
01/02/2026 100,000
0.0
120,000
(4)
National Bank of
Canada,
3.630
%,
01/02/2026 120,000
0.1
140,000
(4)
Royal Bank of Canada,
3.850
%,
01/02/2026 140,000
0.1
Total Time Deposits
(Cost $460,000)
460,000
0.2
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.6%
4,849,000
(5)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.650%
(Cost $4,849,000) $ 4,849,000 1.6
Total Short-Term
Investments
(Cost $19,268,300)
19,267,283
6.5
Total Investments in
Securities
(Cost $294,343,147) $ 299,618,968 100.4
Liabilities in Excess of
Other Assets
(1,192,653) (0.4)
Net Assets $ 298,426,315 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of December 31, 2025.

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya VACS Series HYB Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
December 31, 2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 279,338,216 $ — $ 279,338,216
Bank Loans — 1,013,469 — 1,013,469
Short-Term Investments 4,849,000 14,418,283 — 19,267,283
Total Investments, at fair value $ 4,849,000 $ 294,769,968 $ — $ 299,618,968
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 5,969,518
Gross Unrealized Depreciation (693,697)
Net Unrealized Appreciation $ 5,275,821